Shareholder Report, Holdings (Details) - C000231759	Aug. 31, 2024
SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SectorIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SectorInsurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	6.10%
SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	6.40%
SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	6.40%
SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	11.00%